Financing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Financing Arrangements
Financing Arrangements

6.             Financing Arrangements

The Company has obtained debt financing through bank loans and loans from directors and other affiliated parties and unaffiliated third party investors.  Certain of the debt was issued with warrants that permit the investor to acquire shares of the Company’s common stock at prices as specified in the individual agreements. See Note 12 for additional information regarding conversions of debt and accrued interest into common stock for the three and six months ended June 30, 2015.

Following is a summary of debt outstanding:

	As of
	June 30,	December 31,
	2015	2014
	(unaudited)	(audited)
Notes Payable to Directors and Affiliates	$1,348,000	$1,350,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Series Subordinated Note, due December 2015 Stated interest rate of 12%	499,591	613,808
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable – Bank	313,017	252,244
Total	4,727,094	4,782,538
Unamortized discount	(20,837)	(145,835)
Total debt, net	4,706,257	4,636,703
Less: current maturities	2,214,257	2,070,217
Long-term portion	$2,492,000	$2,566,486

Future maturities of long-term debt at June 30, 2015 are as follows:

Six months ending December 31, 2015	$2,139,772
2016	2,374,485
2017	-
2018	-
2019	-
2020	-
Thereafter	192,000
$4,706,257

Notes Payable to Directors and Affiliates

The Company issued a total of $4,425,000 of new notes to Messrs. Davis and Hanson from January 2014 through June 30, 2015.  Of this amount, $400,000 in principal amount of the notes bears interest at a rate of 10% and originally was due June 30, 2015.  In June 2015, the notes were converted into 4,000 Series C Convertible Preferred Stock as part of the Series C Preferred offering the Company completed. Messrs. Davis and Hanson also received five year warrants to purchase 913,659 shares of common stock at $0.4378 per share.  A total of $450,000 was advanced under the June 2014 letter agreement described below, and $1,000,000 represents the outstanding balance under the Company’s line of credit agreement with Mr. Hanson.  The original terms of the line of credit agreement provided for a stated interest rate of 10% on the principal amount outstanding.  In July 2015, Mr. Hanson agreed to amend the repayment terms of the line of credit to occur on the earlier of (a) raising an aggregate gross proceeds in one or more financing transactions of at least $10 million or (b) December 31, 2015.  There are no financial covenants with the line of credit.  Through the second quarter of 2014, the Company had drawn down the entire $1,500,000 under this facility.  At the option of Mr. Hanson, all the principal and unpaid accrued interest under the line-of-credit could have been converted upon the completion of an IPO of the Company’s common stock at a 20% discount to the price at which the shares are of the Company’s stock were sold in the offering.  Mr. Hanson exercised this conversion right with respect to $500,000 of indebtedness in connection with our July 2014 IPO into 416,667 shares of common stock and also received five-year warrants to purchase a total of 333,333 shares of the Company’s common stock at an exercise price of 125% of the IPO price or $1.88 per share.  The amount of principal owed under the $1.5 million line of credit as of June 30, 2015 and December 31, 2014 was $1,000,000 plus accrued interest of $121,562 and $71,973, respectively.

As a result of the Company completing its IPO on July 14, 2014, the Company determined there was a beneficial conversion feature related to the $1.0 million outstanding balance of the line of credit which totaled $250,000.  This amount was recorded as a discount to the debt and is being amortized into interest expense through the amended maturity date of January 31, 2016.  For the three and six months ended June 30, 2015, the Company recorded interest expense of approximately $62,000 and $125,000, respectively, related to amortization expense associated with the beneficial conversion feature. The unamortized balance of the beneficial conversion feature as of June 30, 2015 and December 31, 2014 was approximately $21,000 and $146,000 respectively.

On July 30, 2014, the Company entered into a financing commitment letter with two directors to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10%, and due January 31, 2015, which was later extended to January 31, 2016.  If any portion of the notes issued under the commitment letter was outstanding beyond January 31, 2015, the default interest rate would be adjusted to 18%.  As of December 31, 2014 there was $350,000 outstanding.   During the first half of 2015, the Company had received advancements totaling $350,000.  On February 3, 2015, Michael Hanson, one of our directors, converted $250,000 of the amount owed into 217,391 shares of Series B Convertible Preferred Stock (which Series B Convertible Preferred Stock was converted into common stock on February 27, 2015).   Also in February 2015, the Company amended the terms of the commitment letter to extend the repayment of the outstanding principal balance owed as of that date of $450,000 to January 31, 2016 at a rate of 10% per annum.  As part of the amendment, the directors did not renew the remaining amount available under the original terms of the commitment letter.   In June 2015, Michael Hanson converted $102,000 of the amount owed into 1,020 shares of Series C Convertible Preferred Stock and also received five year a warrant to purchase 232,983 share of common stock at $0.4378 per share.  As of June 30, 2015, the total principal and accrued interest amount outstanding owed to Messrs. Davis and Hanson related to advances under the commitment letter equaled $348,000 and $32,588, respectively.

Convertible Term Loan, due December 2016

In December 2013, the Company entered into an agreement to issue convertible notes to an investor in a principal amount of up to $4 million. The proceeds of borrowings under the notes are expressly to be used to repay amounts owed under the Company’s senior secured note payable issued to another investor. Borrowings under the agreement bear interest at 10% and the note matures in December 2016. In the event of default, the interest rate increases by either 2% or 4%, depending on the nature of the default.  Under the note agreement, the investor has the right, but not the obligation, to advance additional amounts up to the $4 million. The terms of the agreement provide that the investor may have several options to convert the notes at varying rates and times following the completion of a qualifying financing transaction. Depending on the timing of conversion, the holder may also receive warrants to purchase common stock. In addition to conversion of the notes, the holder has the right to request shares of common stock, rather than cash, as payment for interest.  In May 2014 the Company agreed to include $356,616 in principal and accrued interest of the convertible notes, due March 2015, under the terms of the Convertible Term Loan, due December 2016.

On May 12, 2014, the Company entered into an agreement to amend the conversion terms of the Convertible Term loan, due December 2016 as follows:

First Conversion Right.  The holder had the right at its election to convert the principal and accrued interest of the note into common stock at a conversion rate equal to 90% of the price based on the terms offered in the Convertible Subordinated Note, due June 2015.  The first conversion right was extended for a period of 120 days following the closing date of the IPO, July 14, 2014.  Upon the holder’s election to convert, the conversion price would have equaled 125% of the price at which the common stock was sold in the IPO. The first conversion right expired on October 11, 2014.

Second Conversion Right.  To the extent that the holder did not elect to exercise the First Conversion Right, then the holder has the right through the maturity date of the Note, December 2016, to convert the principal and accrued interest into common stock at a conversion rate equal to 125% of the price at which the common stock was sold in the IPO.  Under the terms of this conversion agreement, the holder will receive 100% warrant coverage under the same terms provided pursuant to the First Conversion Right.

On June 18, 2014, the holder agreed to convert $1,000,000 of the then outstanding principal balance of $3,250,000 together with the accrued related interest into common stock upon the completion of the IPO based on the terms described above in the First Conversion Right.  Upon completion of the Company’s IPO on July 14, 2014, the $1,000,000 of principal and $58,630 of accrued interest converted into 980,213 shares of common stock and the Company also issued to the investor a five-year warrant to purchase 705,753 shares of the Company’s common stock at an exercise price equal to 125% of the IPO price, or $1.875.

As a result of the Company completing its IPO on July 14, 2014, the Company determined there was a beneficial conversion feature related to the remaining $2.3 million outstanding balance of the Convertible Term Loan, due December 2016 which totaled $894,444.  This amount was recorded as a discount to the debt and was amortized into interest expense on a straight-line basis over the 120 days following the closing of the IPO which represents the period that during which the debt could be converted at a discount to the IPO price.  The Company recorded interest expense of $894,444 related to amortization expense associated with the beneficial conversion feature for the year ended December 31, 2014.   The balance of the note as of June 30, 2015 and December 31, 2014 was $2.3 million plus accrued interest of $254,329 and $140,275, respectively.

Series Subordinated Note

 The series subordinated note totaling $613,808 in principal and accrued interest of $100,745 as of December 31, 2014 was originally due in December 2014.  In December 2014, the Company amended the terms of the note to include monthly installments of $50,000 due December 2014 and an additional $50,000 due at the end of each following month through April of 2015, when the remaining principal balance and related accrued interest becomes due.  In May 2015, the Company amended the note agreement to provide payments equal to $50,000 starting on May 31, 2015 and continuing each subsequent month end till December 31, 2015, which the entire remaining principal and accrued interest is due.  The principal balance on the note as of June 30, 2015 and December 31, 2014 was $499,592 and $613,808, respectively.

Notes Payable, due January 2016

In January 2014, the Company assumed notes payable totaling $74,486 related to the acquisition of DE2.  The original terms of the notes required repayment on the earlier of January 31, 2016 or the date the Company completes a business combination with an operating company in a reverse merger or reverse takeover transaction or other transaction after which the Company would cease to be a shell company.  The reverse merger was completed in February 2014, and the terms of the note were amended to state that the principal and related accrued interest is due the earlier of January 31, 2016 or the date the Company completes one or more private placements of debt or equity securities resulting in aggregate proceeds of $10,000,000.

Note Payable, due August 2021

In August 2014, the Company entered into a 0% interest $192,000 note payable with the State of Minnesota as part of an Angel Loan program fund.  There are no financial loan covenants associated with the loan, which has a maturity date of August 2021.  The loan contains a provision whereby if the Company transfers more than a majority of its ownership, the loan becomes immediately due, along with a 30% premium amount of the principal balance. In addition, if the Company is more than 30 days past due on any payments owed under the loan, the interest rate increases to 20% per annum.

Installment Note Payable – Bank

In March 2014, the Company entered into an installment note with a bank for a total of $330,020. The note bears interest at the prime rate plus 1%, but not less than 5%.  The note is due on demand; if no demand is made then the note is due in monthly payments of $9,903 from April 2014 through April 2017.  Borrowings are secured by substantially all of the Company’s property and are guaranteed by three of the Company’s directors.  In April 2015, the Company entered into a new installment note replacing the above mentioned note.  The balance of the existing note totaled approximately $216,000, while the new note was issued for approximately $330,000.  The Company received the net amount between the two notes or $113,000, which was primarily used for working capital purposes.  The new note bears interest at the prime rate plus 1%, but not less than 5%.  The note is due on demand; if no demand is made then the note is due in monthly payments of $9,903 from May 2015 through May 2018.  Borrowings remained secured by substantially all of the Company’s property and are guaranteed by three of the Company’s directors.  The principal balance as of June 30, 2015 and December 31, 2014 was approximately $313,000 and $252,000, respectively.

Other Information Regarding Debt

The prime interest rate was 3.25% at June 30, 2015 and December 31, 2014.

As a result of either the short term duration or recency of the financing, the Company believes that the fair value of its outstanding debt approximates market value.

6.             Financing Arrangements

The Company has raised debt through several forms of borrowing including bank loans, loans from directors and other affiliated parties and unaffiliated third party investors.  Certain of the debt was issued with warrants that permit the investor to acquire shares of the Company’s common stock at prices as specified in the individual agreements. See Note 12 for additional information regarding conversions of debt and accrued interest into common stock in 2013 and the year ended December 31, 2014.

Following is a summary of debt outstanding:

	As of
	December 31,	December 31,
	2014	2013
Senior Secured Note Payable, due August 2013	$-	$1,562,500
Secured Convertible Notes, due June through August 2014	-	770,000
Notes Payable to Directors and Affiliates	1,350,000	2,350,000
Convertible Notes, due March 2015, interest at 10%	-	575,000
Convertible Term Loans, due December 2016, interest at 10%	2,300,000	500,000
Convertible, Subordinated Notes, due March 2012 interest at 6%	-	112,561
Convertible Subordinated Note, due April 2015 interest at 9%	-	200,000
Series Subordinated Notes, due April 2015 Stated interest rate of 12%, effective interest of 38%.	613,808	863,808
Notes Payable, due February 2015, interest at 10%	-	100,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	-
Note Payable, due August 2021, interest 0%	192,000	-
Installment Note Payable – Bank	252,244	137,383
Total	4,782,538	7,171,252
Unamortized discount	(145,835)	(67,327)
Total debt, net	4,636,703	7,103,925
Less: current maturities	2,070,217	3,170,672
Long-term portion	$2,566,486	$3,933,253

Future maturities of long-term debt at December 31, 2014 are as follows:

2015	$2,070,217
2016	2,374,486
2017	-
2018	-
2019	-
Thereafter	192,000
$4,636,703

Senior Secured Note Payable

In October 2012, the Company entered into a Loan and Security Agreement (the “Secured Loan Agreement”) with Michaelson Capital Partners, LLC (the “Senior Secured Lender”) that provides for borrowings of up to $1,500,000. Borrowing under the Secured Loan Agreement is secured by all property of the Company including tangible and intangible property. In addition, the Secured Loan Agreement contained certain negative pledges and restrictions on certain types of transactions and use of loan proceeds. The note is guaranteed by a Company director and the spouse of the director.  The loans carry stated interest rates from 10-16%.  In the event of default the interest rate increases to 14% -  20%. The Secured Loan Agreement’s stated expiration date was April 23, 2013. Beginning in August 2013, the Company was in default and outstanding borrowings and interest began to accrue at the default rates. In addition, the agreement contains certain covenants, some of which the Company was not in compliance with. The note was amended in February 2013 and an additional $1,000,000 was borrowed.  Further, as part of this amendment the lender received a payoff premium of $750,000 which the Company accrued as interest expense in 2013 and paid in 2014.

On December 6, 2013, the Company entered into a Forbearance Agreement (the “Forbearance Agreement”) with the Senior Secured Lender.  The Forbearance Agreement provided that the Senior Secured Lender would not accelerate repayment of the amounts owing, or enforce its security interests or any other rights, under the Secured Loan Agreement, until March 6, 2014.

In March 2014 the Forbearance Agreement was extended to May 12, 2014. In consideration for the extension the Company agreed to issue $1 million of the Company’s common stock, the number of shares to be determined by reference to the lowest per share price in the Company’s then planned public offering of common stock. On July 14, 2014 the Company issued to the Senior Secured Lender 666,667 shares of common stock at $1.50 per share for a total value of $1,000,000.  In 2014, the Company recorded interest expense of $1,000,000, related to this extension.

On May 1, 2014, the Company entered into an agreement with an investor to draw on the $4 million convertible term loan, due December 2016, described below for an amount sufficient to satisfy their outstanding obligation to the Senior Secured Lender, but not to exceed the loan limit of $4 million, for a maximum borrowing of $3.4 million as of March 31, 2014.  On May 19, 2014, the Company entered into a second forbearance agreement with the Senior Secured Lender through May 23, 2014 in return for the Company repaying a total sum of $500,000 on this date.  In addition, the Company agreed to reduce the price per share related to the $1.0 million of common stock to 80% of the lowest price per share of common stock issued to any investor in the Company if the stock was not publicly traded on or before July 15, 2014.  On May 29, 2014, the Company received an advance totaling $1.950 million under the terms of the convertible term loan and repaid a total of $2.0 million of the outstanding balance to the Senior Secured Lender, leaving a remaining balance of $150,660.  On May 30, 2014, the Company entered into an unsecured convertible note payable with the Senior Secured Lender for a total of $150,660.  The note bore interest at an annual rate of 10% and the principal and accrued interest were due on or prior to July 31, 2014.  Upon a thirty day written notice to the Company from the issuance date, the Senior Secured Lender had an option to convert the note into common stock at 90% of the conversion terms offered in the Convertible Subordinated Notes, due June 2015, described below.  In addition, upon conversion of the note, the holder was entitled to receive warrants equal to the number of shares received from the conversion at a price of 125% of the IPO price.  In July 2014, the Company repaid the remaining note outstanding of $150,660, along with accrued interest totaling $2,559 which satisfied all remaining obligations to the Senior Secured Lender.

The Senior Secured Lender also received a warrant to purchase 76,228 shares of Company common stock at $9.00 per share. The warrant expires in October 2017.  Including the value of the warrant at the date of issuance, the effective interest rate on the full $2,500,000 available under the Secured Loan Agreement was 38%. The exercise price of the warrant is subject to downward adjustment in the event of the subsequent sale of common stock or convertible debt at a lower price, as defined, prior to exercise of the warrant. As a result of this provision, the Company determined that the warrant should be accounted for as a liability carried at fair value.  In February 2013, the exercise price was adjusted to $2.88 and the number of shares of Company common stock to be acquired was increased to 238,212 based on a qualifying transaction.  In July 2014, the Company entered into an agreement to modify the terms of the warrant. Under the new terms, the exercise price was reduced to $1.20 per share which is 80% of the IPO share price and the number of shares of Company common stock to be acquired was increased to 571,708.  In connection with the issuance of warrants with an exercise price of $1.15 as part of the PIPE transaction completed in 2015, the Company increased the total number of shares of common stock issuable upon exercise of the warrant issued to the Senior Secured Lender to 745,706 and reduced the exercise price to $.92 per share (See Note 16 “Subsequent Events”).

The Company determined the value of the warrant to be $146,000 and $309,000 at December 31, 2014 and December 31, 2013, respectively, and both of these amounts were recorded as a liability on the balance sheet as of these dates.

The Company also incurred financing costs in conjunction with this transaction aggregating $62,500 that are owed under the same terms as terms as the Secured Loan Agreement.  The entire amount was fully amortized as of December 31, 2014.

Secured Convertible Notes, due June through August 2014

From June through August 2013, the Company borrowed $770,000 under various secured convertible notes. The notes bore interest at the annual rate of 10% and mature one year from the date of issue.  Had the Company defaulted on the notes, the annual rate of interest would have increased by 5%. There was no early repayment penalty on the loans. Borrowings under the notes were secured by all property of the Company including tangible and intangible property. In addition, the notes contained certain negative pledges and restrictions on certain types of transactions and use of loan proceeds.

Upon completion of certain equity financing transactions as defined in the notes, the outstanding principal and unpaid interest was automatically converted into common stock. The conversion rate per share was equal to 75% of the per share price of the securities offered in the defined financing transaction.  On May 12, 2014, the Company entered into a loan modification agreement under which the holder of the note agreed to provide a $40,000 discount of the outstanding balance with a repayment of $150,000 of principal outstanding as of this date.  During the year ended December 31, 2014, the Company repaid a total of $660,000 of principal and $66,055 of accrued interest.  In addition, the Company converted into equity $70,000 of principal and $1,764 of accrued interest at a conversion rate of $4.00 per share. (See Note 12).  No obligation remained outstanding under these notes as of December 31, 2014.

Notes Payable to Directors and Affiliates

In November 2010, the Company borrowed $300,000 from a director. The loan was unsecured, had a stated interest rate of 6% and was due in equal monthly installments of $9,127 until fully repaid in November 2013. In conjunction with the loan agreement, the director received 17,484 shares of common stock with an aggregate value of $69,937. The remaining balance on this loan was converted to common stock in 2013. (See Note 12)

In 2012, the Company borrowed $1,000,000 under unsecured notes from certain current or former directors or their affiliates. These notes had a stated effective annual interest rate of 24% for the first 60 days and 40% thereafter until paid. These loans were converted to common stock in 2013.  (See Note 12)

In October 2012, a director of the Company loaned the Company $1,105,000, replacing a note payable to a bank in an equal amount. The loan was due in November 2013 and had an interest rate equal to the prime rate plus 1.25%, but not less than 4.5%. The note issued in connection with this loan was secured by the pledge of 86,875 shares of Company stock and 136,250 options owned by the President/CEO of the Company. The loan was subordinate to the Senior Secured Note Payable until such time as that note is repaid; afterwards the loan would have become senior to all other debt. Concurrent with this loan, the Director received a warrant to purchase 50,000 shares of Company common stock at $4.00 per share.  In November 2013, the warrant was exchanged for common stock. This note was converted into common stock in the February 2013 debt conversion.  (See Note 12)

In 2013, the Company borrowed an additional $3,093,332 (including the refinancing of a $250,000 note and related interest of $43,332) from two directors.  Certain of these and other previously outstanding loans to these directors were converted to common shares in 2013 as described in Note 12.

In March 2014, the Company borrowed $1,500,000 from a director to fund the acquisition of Select Mobile Money from DeviceFidelity. (See Note 10)  The note had an interest rate equal to 24%, payable monthly commencing April 2014.   The Company failed to pay the accrued interest on the note due April 2014.  As a result, the interest rate increased to 48% in April 2014 and continued to accrue at this rate until the note and all accrued interest was repaid in full.  The principal and any unpaid accrued interest became due on May 15, 2014.  In addition, the Company agreed to issue common stock as consideration for the note equal to 12.5% of the principal amount or $187,500, which equals 78,125 shares using the required share price of $2.40.  Because the Company failed to pay the accrued interest due April 2014, the Company owed additional common stock equal to 3.125% of the outstanding principal amount or $46,875, which equals 19,531 shares on each successive 5th business day for as long as any portion of the principal amount of the loan was outstanding. The Company issued a total of 382,809 shares of common stock and recorded interest expense of $890,624 related to the common stock issued for the year ended December 31, 2014.  A total of $1,731,781 of principal and accrued interest was repaid in July 2014.

In addition to the $1,500,000 March 2014 note above, the Company also issued a total of $3,690,000 of new notes to three  directors during the year ended December 31, 2014.  Of this amount, $1,925,000 of the notes bears interest at a rate of 10% and becomes due between February and September of 2015, and $1,500,000 represents a line-of-credit agreement with one director of the Company.  The original terms of the line-of-credit agreement provided for a stated interest rate of 10% on the principal amount outstanding.  Both the principal and unpaid accrued interest is payable upon the earlier of September 30, 2014 or completion of a public offering of securities. There are no financial covenants with the line-of-credit.  Through the second quarter of 2014, the Company had drawn down the entire $1,500,000 under this facility.  At the option of the director, all the principal and unpaid accrued interest under the line-of-credit could have been converted upon the completion of an IPO of the Company’s common stock at a 20% discount to the price at which the shares are of the Company’s stock were sold in the offering.  The director exercised this conversion right with respect to $500,000 of indebtedness in connection with our July 2014 IPO (see June 24, 2014 Letter Agreement below).  The Company entered into three notes with directors totaling $265,000 that were due June 30, 2015 and accrued interest at a rate of 8%.  The terms of these notes included a provision whereby all principal and accrued interest automatically converted into the Company’s common stock upon the successful consummation of an IPO.    On July 14, 2014, the Company completed an IPO and the conversion price equaled 80% of the per share purchase price at which the Company’s common stock was sold in the IPO.  On July 14, 2014, $265,000 of principal and $6,763 of accrued interest converted into 226,468 shares of common stock.

On June 17, 2014, the Company entered into a conversion agreement with two directors under which a total of $1,050,000 of principal related to the 10% term notes due between February and March 2015 would automatically convert into common stock upon the completion of an IPO of the Company’s common stock at a 20% discount to the price at which the shares of the Company’s stock were sold in the IPO.  These notes were converted into common stock at the time of our IPO.  Upon conversion, the two directors also received 100% warrant coverage at a price equal to 125% of the IPO price or $1.875.

On June 24, 2014, the Company entered into a letter agreement with two  directors under which a total of $900,000 of the principal of the 10% term notes due between February and March 2015 and $500,000 of principal owed under the 10% line-of-credit due September 2014 would automatically convert upon the Company completing an IPO.  In addition, the director agreed to amend the repayment terms of the line-of-credit to occur on the earlier of (a) raising an aggregate gross proceeds in one or more financing transactions (other than the IPO) of at least $10 million or (b) July 31, 2015.  The conversion terms are the same as described in the conversion agreement dated June 17, 2014 above.

On July 14, 2014, the Company completed its IPO resulting in $3,375,000 of principal and $204,134 of accrued interest of short-term notes payable with a stated interest rate of 10% converting into 2,982,611 shares of the Company’s common stock.  In addition, the two directors received five-year warrants to purchase a total of 2,250,000 shares of the Company’s common stock at an exercise price of 125% of the IPO price or $1.88 per share.  Lastly, as part of the letter agreement entered into on June 24, 2014, a director agreed to convert $500,000 of principal related to the $1.5 million line-of-credit outstanding into 416,667 shares of common stock and also received five-year warrants to purchase a total of 333,333 shares of the Company’s common stock at an exercise price of 125% of the IPO price or $1.88 per share.  The amount of principal owed under the $1.5 million line-of-credit as of December 31, 2014 was $1,000,000 plus accrued interest of $62,315.

As a result of the Company completing its IPO on July 14, 2014, the Company determined there was a beneficial conversion feature related to the $1.0 million outstanding balance of the line-of-credit which totaled $250,000.  This amount was recorded as a discount to the debt and is being amortized into interest expense through the maturity date of July 31, 2015.  For the fiscal year ended December 31, 2014, the Company recorded interest expense of $104,165 related to amortization expense associated with the beneficial conversion feature. The unamortized balance of the beneficial conversion feature as of the end of December 31, 2014 was approximately $146,000.

On July 30, 2014, the Company entered into a financing commitment letter with two directors to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10%, and due January 31, 2015, which was later extended to January 31, 2016.  If any portion of the notes issued under the commitment letter was outstanding beyond January 31, 2015, the default interest rate would be adjusted to 18%.  As of December 31, 2014, the total principal and accrued interest amount outstanding owed to its directors related to advances under commitment letter equaled $350,000 and $9,465, respectively.   On February 3, 2015, Michael Hanson, one of our directors, converted $250,000 of the amount owed into 217,391 shares of Series B Convertible Preferred Stock (which Series B Convertible Preferred Stock was converted into common stock on February 27, 2015).   Also in February 2015, the Company amended the terms of the commitment letter to extend the repayment of the outstanding principal balance owed as of that date of $450,000 to January 31, 2016 at a rate of 10% per annum (See Note 16 “Subsequent Events”).  As part of the amendment, the directors did not renew the remaining amount available under the original terms of the commitment letter.

Convertible Notes due March 2015

In 2013, the Company borrowed $575,000 under convertible notes. These notes were due March 15, 2015 and carry same general conversion provisions as the 2013 Notes Payable to the two directors described above. The notes bear a stated interest rate of 10%. Warrants to purchase 87,500 shares of common stock at $4.00 per share were issued with $350,000 of this debt, resulting in an effective interest rate of 19% on that portion of the borrowing.

In May 2014, the Company entered into an amendment with various lenders to modify the terms on $350,000 of these convertible notes to the terms provided under the convertible notes due December 2016.  Therefore, prior to the Company’s completion of its IPO on July 14, 2014, the total principal amount outstanding of convertible notes due March 31, 2015 was $225,000.  Upon the completion of the Company’s IPO, the total outstanding balance of $225,000 in principal and $15,015 of accrued interest automatically converted into 177,786 shares of common stock.

Convertible Term Loan, due December 2016

In December 2013, the Company entered into an agreement to issue convertible notes to an investor in  a principal amount of up to $4 million. The proceeds of borrowings under the notes are expressly to be used to repay amounts owed under the Senior Secured Note Payable. Borrowings under the agreement bear interest at 10% and the note matures in December 2016. In the event of default, the interest rate increases by either 2% or 4%, depending on the nature of the default.  Under the note agreement, the investor has the right, but not the obligation, to advance additional amounts up to the $4 million. The terms of the agreement provide that the investor may have several options to convert the notes at varying rates and times following the completion of a qualifying financing transaction. Depending on the timing of conversion, the holder may also receive warrants to purchase common stock. In addition to conversion of the notes, the holder has the right to request shares of common stock, rather than cash, as payment for interest.  In May 2014 the Company agreed to include $356,616 in principal and accrued interest of the convertible notes, due March 2015, under the terms of the Convertible Term Loan, due December 2016.  The outstanding balance including accrued interest as of December 31, 2013 was $502,603.

On May 1, 2014, the Company entered into an agreement which requires, within 10 calendar days of a written request on or prior to May 12, 2014, the holder of the convertible notes agreed to make additional advances to the Company in an amount sufficient to satisfy the senior debt amount outstanding, but not to exceed the loan limit of $4.0 million.

On May 12, 2014, the Company entered into an agreement to amend the conversion terms of the Convertible Term loan, due December 2016 as follows:

First Conversion Right.  The holder had the right at its election to convert the principal and accrued interest of the note into common stock at a conversion rate equal to 90% of the price based on the terms offered in the Convertible Subordinated Note, due June 2015.  The first conversion right was extended for a period of 120 days following the closing date of the IPO, July 14, 2014.  Upon the holder’s election to convert, the Company would issue the holder 100% warrant coverage, with the exercise price being the same offered in the IPO or 125% of the price at which the common stock was sold in the IPO.

Second Conversion Right.  To the extent that the holder did not elect to exercise the First Conversion Right, then the holder has the right through the maturity date of the Note, December 2016, to convert the principal and accrued interest into common stock at a conversion rate equal to 125% of the price at which the common stock was sold in the IPO.  Under the terms of this conversion agreement, the holder will receive 100% warrant coverage under the same terms provided pursuant to the First Conversion Right.

On June 18, 2014, the holder agreed to convert $1,000,000 of the then outstanding principal balance of $3,250,000 together with the accrued related interest into common stock upon the completion of the IPO based on the terms described above in the First Conversion Right.  Upon completion of the Company’s IPO on July 14, 2014, the $1,000,000 of principal and $58,630 of accrued interest converted into 980,213 shares of common stock and the Company also issued to the investor a  five-year warrant to purchase 705,753 shares of the Company’s common stock at an exercise price equal to 125% of the IPO price, or $1.875.

As a result of the Company completing its IPO on July 14, 2014, the Company determined there was a beneficial conversion feature related to the remaining $2.3 million outstanding balance of the Convertible Term Loan, due December 2016 which totaled $894,444.  This amount was recorded as a discount to the debt and was amortized into interest expense on a straight-line basis over the 120 days following the closing of the IPO which represents the period that allows for the debt to be converted at a discount to the IPO price.  During the year ended December 31, 2014, the Company recorded interest expense of $894,444 related to amortization expense associated with the beneficial conversion feature. The unamortized balance of the beneficial conversion feature as of December 31, 2014 was $0.  The balance of the note as of December 31, 2014 was $2.3 million plus accrued interest of $140,275.  Total advances under the note during 2014 totaled $3.3 million.

Convertible Subordinated Notes, due March 2012

In March 2011, the Company issued $1,432,561 in face amount of convertible debt, the “March 2011 Notes”. These notes had a stated interest rate of 6%. The terms of the notes allowed the holders to convert the debt into common stock at any time prior to maturity at a  conversion rate equal to the lesser of $9.00 per share or 25% below the offering price in the sale of securities in a qualified sale of securities, as defined. Payment of principal and interest on these notes was unsecured and subordinated to senior indebtedness, as defined.  Concurrent with the issuance of these notes, the Company issued warrants to purchase 107,442 shares of Company common stock at $4.00 per share. In July and August 2011, the Company prepaid the majority of these notes and accrued interest. After the prepayment, holders of these notes purchased 124,449 shares of Company stock at $9.00 per share for an aggregate purchase price of $1,120,000. In February 2013 and January 2014 an additional $200,000 and $14,422 was converted into common stock, respectively.  (See Note 12)  The remaining outstanding balance of $100,000 was converted into 25,000 shares of the Company’s common stock as part of its IPO on July 14, 2014 and the Company repaid accrued interest totaling $19,644 as of this date.

Convertible Subordinated Note, due April 2015

In April 2013 the Company borrowed $200,000 under a convertible note. The note had a stated interest rate of 9% and was due April 1, 2015. The note was convertible at the option of the holder any time after April 1, 2014. The note would be automatically converted upon the occurrence of certain equity financing transactions or  a change in control as defined in the note. The conversion price was $4.00 per share. On July 14, 2014, the outstanding principal balance of $200,000 and $21,699 of accrued interest was converted into 55,424 shares of common stock as a result of completing the Company’s IPO.

Convertible Subordinated Notes, due February 2015

In February 2014 the Company borrowed $100,000 under  a convertible note. The note was non-interest bearing and was due the earlier of February 27, 2015 or the completion of an equity offering by the Company of at least $5,000,000.  The note was convertible at the option of the holder at the time at in which the Company completed such an equity offering of its common stock.  The conversion price was equal to the offering price of the Company’s common stock.  During the year ended December 31, 2014, the Company repaid the principal balance outstanding of $100,000.

Convertible Subordinated Notes, due June 2015

In May 2014 the Company borrowed $330,000 under convertible notes. The notes bore interest at a stated rate of 8% per annum.  The principal amounts of the notes, along with the accrued interest, were both due June 2015.  The terms of these notes includes a provision whereby all principal and accrued interest automatically converted into the Company’s common stock upon the successful consummation of an IPO.  The conversion price was 80% of the per share price at which the Company’s common stock was sold in our IPO.  Upon completion of the July 14, 2014 IPO which raised $6,750,000 gross proceeds, the principal amount outstanding of $330,000 was converted into 275,000 shares of common stock.  The Company repaid accrued interest totaling $5,017 to the holders of the notes.

Series Subordinated Notes

Between June 2011 and December 2012, the Company borrowed approximately $7,800,000 utilizing a series of notes (the “Series Notes”). The Series Notes were issued in tranches that contained various terms with regard to maturity dates, interest rates, subordination, conversion features and the number of warrants issued with each tranche. Certain Series Notes contained a Company option to extend the due dates by up to 90 days, as well as provisions for acceleration upon completion of certain financings. In connection with these Series Notes, the Company issued warrants to purchase an aggregate of 780,000 shares of Company common stock at $4.00 per share. These warrants expire in November 2015.

During, 2013 the Company borrowed an additional $430,000, and issued warrants to purchase 35,688 shares, under the same general provisions as the Series Notes. In 2013 all but $863,808 face amount of the Series Notes and $104,096 in accrued interest had been converted into common stock and all but approximately 75,000 of the related warrants were exchanged for common stock.  In January 2014 an additional $250,000 in debt and $650,647 in accrued interest were converted into 225,162 share of common stock at a conversion rate of $4.00 per share.  (See Note 12)  The remaining $613,808 in principal and accrued interest of $100,745 was originally due in December 2014.  In December 2014, the Company amended the terms of the note to include monthly installments of $50,000 due December 2014 and additional $50,000 due at the end of each following month through April of 2015, when the remaining principal balance and related accrued interest becomes due.

Notes Payable, due February 2015

In December 2013 and January 2014, the Company issued promissory notes for $100,000 and $150,000, respectively.  The notes accrued interest at a rate of 10% and were originally due the earlier of the Company raising sufficient new funds as determined by the holder or March 31, 2014.  In February 2014, the Company entered into an amendment which extended the maturity date of the agreement to February 18, 2015.  All other terms of the agreement remained unchanged.  During the year ended December  31, 2014, the Company repaid the principal amount outstanding of $250,000, along with accrued interest totaling $13,233.

During fiscal year 2014, the Company issued detachable warrants to purchase common stock equal to 25% of the principal amounts under these notes.  The life of the warrants range between three and five years with an exercise price of $3.60.  The total number of shares issuable under the warrants totaled 821,250 related to a total of $3,285,000 short term notes issued in consideration for the loans to the Company.  Of this total,  $2,875,000 and warrants to purchase 718,750 shares relates to two directors of the Company.  In addition, of the total warrants issued, warrants to purchase 302,500 shares relates to short term notes, which were converted into equity during 2013.  The Company determined the fair value of the warrants to be $573 using the Black-Scholes model.  See Note 12 for the inputs used in valuing the warrants using the Black-Scholes model.

Notes Payable, due January 2016

In January 2014, the Company assumed notes payable totaling $74,486 related to the acquisition of DE2.  The original terms of the notes required repayment on the earlier of January 31, 2016 or the date the Company completes a business combination with an operating company in a reverse merger or reverse takeover transaction or other transaction after which the Company would cease to be a shell company.  The reverse merger was completed in February 2014, and the terms of the note were amended to state that the principal and related accrued interest is due the earlier of January 31, 2016 or the date the Company completes one or more private placements of debt or equity securities resulting in aggregate proceeds of $10,000,000.

Note Payable, due August 2021

In August 2014, the Company entered into a 0% interest $192,000 note payable with the State of Minnesota as part of an Angel Loan program fund.  There are no financial loan covenants associated with the loan, which has a maturity date of August 2021.  The loan contains a provision whereby if the Company transfers more than a majority of its ownership, the loan becomes immediately due, along with a 30% premium amount of the principal balance. In addition, if the Company is more than 30 days past due on any payments owed under the loan, an interest rate of 20% per annum becomes due.

Installment Note Payable – Bank

In March 2014, the Company entered into an installment note with a bank for a total of $330,020. The note bears interest at the prime rate plus 1%, but not less than 5%.  The note is due on demand; if no demand is made then the note is due in monthly payments of $9,903 from April 2014 through April 2017.  Borrowings are secured by substantially all of the Company’s property and are guaranteed by three of the Company’s directors.

Other Information Regarding Debt

The Company determined there was a contingent beneficial conversion feature related to $6.0 million of principal and accrued interest for various convertible term loans and other short-term borrowings which automatically converted upon completion of its IPO.  The total beneficial conversion feature of $1,612,251 was recognized as interest expense in fiscal year 2014 upon the successful completion of the Company’s IPO.

The prime interest rate was 3.25% at December 31, 2014 and December 31, 2013.

At December 31, 2014 and December 31, 2013,  $0 and $1,675,061 in principal amount of debt was past due, respectively.

As a result of either the short term duration or recency of the financing, the Company believes that the fair value of its outstanding debt approximates market value.